6. EQUIPMENT	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Note 6. EQUIPMENT

		June 30,	2012	December 31, 2011
		Accumulated	Net Book		Accumulated	Net Book
	Cost	Depreciation	Value	Cost	Depreciation	Value
Office equipment	$125,407	$88,015	$37,392	$125,486	$83,346	$42,140
Computer equipment	580,324	360,956	219,368	577,249	322,882	254,367
Field equipment	553,728	272,207	281,521	568,984	246,363	322,621
Buildings	421,597	296,612	124,985	422,468	286,750	135,718
	$1,681,056	$1,017,790	$663,266	$1,694,187	$939,341	$754,846